Government assistance	12 Months Ended
Mar. 31, 2025
Disclosure Of Government Grants And Subsidies [Abstract]
Government assistance	Government assistance
Government assistance recognized as a reduction of expenses is as follows:

	2025	2024
	$	$

Direct cost of revenues	556	291
General and administrative	1,384	674
Research and development	5,210	2,796
Sales and marketing	253	130

Total government assistance	7,403	3,891
Government assistance includes research and development tax credits, grants, and other incentives.